UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

      Signature                          Place                  Date of Signing

/S/ JONATHAN W. GIBSON              SHORT HILLS, NJ             OCTOBER 26, 2009
----------------------              ---------------             ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          17
                                                 -----------
Form 13F Information Table Value Total:          $ 186,391
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 NONE

                                    TITLE             VALUE    SHARE/
                                    OF                (USD)    PRN        SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      CLASS  CUSIP      (X 1000) AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
CANADIAN NATURAL RESOURCES CMN      COM    136385101  13,438   200,000    SH            SOLE        No        X
CALL/CHK(CHKJE)
  @  25 EXP 10/17/2009              CALL   165167107  1,800    5,000              CALL  SOLE        No                          X
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN                 COM    204386106  1,170    50,000     SH            SOLE        No        X
CONTINENTAL RESOURCES, INC CMN      COM    212015101  15,668   400,000    SH            SOLE        No        X
CALL/CLR(CLRLH)
  @  40 EXP 12/19/2009              CALL   212015101  925      2,500              CALL  SOLE        No                          X
EMCORE CORPORATION CMN              COM    290846104  1,300    1,000,000  SH            SOLE        No        X
ENERGY CONVERSION DEVICES INC 3%
  06/15/2013 CONV DJ                CNV    292659AA7  5,723    7,800,000  PRN           SOLE        No                          X
HESS CORPORATION CMN                COM    42809H107  10,692   200,000    SH            SOLE        No        X
KEY ENERGY SERVICES INC CMN         COM    492914106  21,750   2,500,000  SH            SOLE        No        X
NEXEN INC. CMN                      COM    65334H102  9,028    400,000    SH            SOLE        No        X
PETROLEO BRASILEIRO S.A. -
  PET*ROBRAS SPONSORED ADR CMN      COM    71654V408  14,918   325,000    SH            SOLE        No        X
SMITH INTERNATIONAL INC CMN         COM    832110100  11,480   400,000    SH            SOLE        No        X
SUNCOR ENERGY INC. CMN              COM    867224107  22,464   650,000    SH            SOLE        No        X
CALL/XTO(XJVKH)
  @  40 EXP 11/21/2009              CALL   98385X106  1,575    5,000              CALL  SOLE        No                          X
NABORS INDUSTRIES LTD. CMN          COM    G6359F103  20,900   1,000,000  SH            SOLE        No        X
WEATHERFORD INTERNATIONAL LTD CMN   COM    H27013103  20,730   1,000,000  SH            SOLE        No        X
TRANSOCEAN LTD. CMN                 COM    H8817H100  12,830   150,000    SH            SOLE        No        X
                                                      186,391